Property and Equipment (Details) - Schedule of property and equipment - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment [Abstract]
Less: accumulated depreciation	¥ (35,160,018)	¥ (34,248,905)
Total	2,284,262	3,041,946
Office and other equipment [Member]
Schedule of Property and Equipment [Abstract]
Property and equipment	18,167,730	18,059,177
Leasehold improvements [Member]
Schedule of Property and Equipment [Abstract]
Property and equipment	16,904,137	17,179,429
Motor vehicles [Member]
Schedule of Property and Equipment [Abstract]
Property and equipment	¥ 2,372,413	¥ 2,052,245